Accrued Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities, Current [Abstract]
Audit fees	$ 232	$ 295
Legal fees	40	34
Other professional fees	1,540	1,502
Vessel Operating and voyage expenses	37,555	6,514
Loan interest and financing fees	7,394	8,277
Income tax	0	232
Total Accrued Liabilities	$ 46,761	$ 16,854